Depreciation and amortisation (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Depreciation and Amortisation Expense [Abstract]
Disclosure Of Schedule Of Depreciation And Amortisation Expense

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Depreciation of property, plant and equipment (refer Note 5)	14,032	15,628	18,941	222
Amortisation of intangible assets (refer Note 6)	1,464	1,485	1,632	19
Depreciation of right of use assets (refer Note 7)	405	470	97	1
Total	15,901	17,583	20,670	242